Basis of Presentation and Principles of Consolidation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended	9 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Segment	Dec. 31, 2012 Segment	Sep. 30, 2013 Halkos [Member]	Sep. 30, 2013 IPO [Member]	Oct. 01, 2013 Subsequent Event [Member] Secondary Public Offering [Member]	Oct. 01, 2013 Subsequent Event [Member] Secondary Public Offering [Member] Halkos [Member]	Sep. 30, 2012 Raw material in-transit [Member] Restatement Adjustment [Member] Cost of sales [Member]	Sep. 30, 2012 Raw material in-transit [Member] Restatement Adjustment [Member] Cost of sales [Member]	Dec. 31, 2011 Raw material in-transit [Member] Restatement Adjustment [Member] Cost of sales [Member]	Dec. 31, 2010 Raw material in-transit [Member] Restatement Adjustment [Member] Cost of sales [Member]	Sep. 30, 2012 Duplicate accruals for receipt of raw material [Member] Restatement Adjustment [Member] Cost of sales [Member]	Sep. 30, 2012 Duplicate accruals for receipt of raw material [Member] Restatement Adjustment [Member] Cost of sales [Member]	Dec. 31, 2011 Duplicate accruals for receipt of raw material [Member] Restatement Adjustment [Member] Cost of sales [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Consolidation And Basis Of Presentation [Line Items]
Common stock, shares issued				8,050,000	5,750,000
Percentage of common stock share outstanding			61.50%
Percentage of common stock share outstanding						34.40%
Number of reportable segments	3	3
Percentage of ownership, equity method investment														20.00%	20.00%	50.00%	50.00%
Overstated/(understated) amount							$ 811	$ 423	$ (148)	$ (297)	$ (1,396)	$ (389)	$ 389